      PROVIDENT

    INSTITUTIONAL    400 Bellevue Parkway, Wilmington, DE 19809 M Phone:
                               302-792-2555 M Fax: 302-792-5876
        FUNDS

G. Willing Pepper
Chairman
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                                                                January 14, 1998

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Municipal Fund for Temporary Investment for the year ended November 30, 1997.

     I invite your attention to the Investment Adviser's Report which provides interesting information on the economy and on the performance of our portfolios.

     Provident Institutional Funds is committed to providing its shareholders with quality services, liquidity, competitive returns and stability of principal.

     Please contact your Provident Advisers, Inc. account representative or our Client Service Center at (800) 821-7432 if you have any questions about Municipal Fund for Temporary Investment or any of the other portfolios offered by Provident Institutional Funds.

     We thank you for the opportunity to service your investment needs.

                                         Sincerely,

                                         /s/ G. Willing Pepper
                                         G. Willing Pepper
                                         Chairman

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                    Annual Report of the Investment Adviser

     Adhering to a belief that economic growth would slow substantially from its strong first quarter pace, the Federal Reserve maintained an unchanged monetary policy following its 25 basis point move on March 25, 1997. The Fed's subsequent decision to keep short-term interest rates at 5.50%, however, was not easily made. By mid-spring, there was persistent evidence of continued strength in U.S. productivity and employment. Economic reports, as evidenced by the drop in the unemployment rate to 4.6%, showed no letup in the gradual tightening of the U.S. labor market. The production side of the economy also sustained its momentum as the National Association of Purchasing Managers survey reached its highest level since April 1995. Consumer spending, however, appeared to remain subdued as motor vehicles and chain store sales slipped to levels below their first quarter averages. On the inflation front, the news remained excellent as core producer prices were virtually unchanged over the past year. In response to the good news on inflation, the Fed demonstrated a clear preference for patience in responding to the economy's strength, continuing to believe that growth would slow to a pace that would nullify the need for further monetary tightening. The reaction in the marketplace to the Fed's decision to keep short-term interest rates unchanged was one of caution as investors were skeptical about the outlook for an economic slowdown. In early autumn, the release of economic data that growth was still quite strong, led to a growing "hawkish" sentiment towards further monetary tightening. However, the Fed again opted not to tighten rates at its September meeting and the advent of the Asian crisis in late October made it unlikely that the Fed would consider doing so anytime in the near future.

     Tax-exempt money market fund assets hit new highs in nearly every month of the year ended November 30, 1997. Assets reached a peak of $159.4 billion for the week ended December 1, 1997, up 14% over 1996, according to IBC's Money Fund Report. Tax-exempt yields continued to fluctuate during the year as supply and demand factors dominated the market. Seasonal pressures caused variable rate yields to rise and fall dramatically during the period. Quarter-end window dressing pressures forced variable rate yields higher on a temporary basis, while the payments of quarterly Treasury bond coupon interest supplied cash to the market, driving yields down. Corporations were also active participants in the tax-free money markets, purchasing municipals when they were attractive on an after-tax basis, and liquidating them when tax-free rates declined.

     Investment strategy during the year emphasized a laddered maturity approach, in anticipation of seasonal fund asset fluctuations. Variable rate demand notes generally comprised 55-65% of the Fund's two portfolios, as these securities offered liquidity to meet volatile fund activity while also providing attractive yields. During the year, yields on variable rate securities ranged from a low of 3.05% on March 12, 1997 to a high of 4.57% on April 23, 1997, averaging 3.67% for the one-year period. General market notes were purchased during the summer months as supply grew and yields increased. Due to an unchanged Fed policy during the last three quarters of the year, notes traded in a narrow range of 40 basis points. According to the Bond Buyer 1-year note index, these securities' yields hit a low of 3.57% on January 16, 1997 and a high of 3.97% on April 17, 1997 and averaged 3.80% for the year.

     At the end of November, MuniFund's average weighted maturity stood at 57 days while MuniCash's average weighted maturity was 31 days. The two portfolios continued to remain competitive within their peer groups. MuniFund ranked #2 in total return among 12 S&P AAA rated tax-free funds, while MuniCash was ranked #5 in total return among 79 tax-free institutional funds for the 12 months ended November 1997, according to IBC's Money Fund Report. Both funds continued their emphasis on high credit quality and liquidity.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               MUNIFUND PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1997

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
ALABAMA -- 5.87%
  Alabama Housing Finance
    Authority Multifamily Housing
    RB (Heatherbrooke Project)
    Series C DN (Federal National
    Mortgage Association LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97  $ 6,300   $  6,300,000
  Alabama Housing Finance
    Authority Multifamily Housing
    RB (Rime Huntsville Project)
    Series B DN (Federal National
    Mortgage Association LOC)
    (A-1+)
    3.90%(1)............  12/07/97    3,000      3,000,000
  Alabama Housing Finance
    Authority Multifamily Housing
    RB (Rime Village Hoover
    Project) Series A DN (Federal
    National Mortgage Association
    LOC) (A-1+)
    3.90%(1)............  12/07/97    5,765      5,765,000
  Calhoun County Economic
    Development Council IDRB
    (Craft Corporation Project) DN
    (Amsouth Bank of Alabama LOC)
    (A-1+, VMIG-1)
    4.25%(1)............  12/07/97    3,710      3,710,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (Baptist Medical
    Center) Series A DN (Amsouth
    Bank of Alabama LOC) (VMIG-1)
    4.05%(1)............  12/07/97    9,900      9,900,000
  City of Montgomery BMC Special
    Care Facilities Authority
    Hospital RB (VHA of Alabama
    Incorporated Capital Asset
    Financing Program) Series
    1985H DN (Mellon LOC)
    (A-1, VMIG-1)
    3.90%(1)............  12/07/97    6,795      6,795,000
                                              ------------
                                                35,470,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   ------------
ARIZONA -- 3.62%
  Apache County IDA PCRB (Tucson
    Electric Power Company) Series
    1983A DN (Barclays Bank LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  12/07/97  $ 6,900   $  6,900,000
  Salt River Agricultural
    Improvement & Power District
    TECP (A-1+, P-1)
    3.80%...............  12/05/97   15,000     15,000,000
                                              ------------
                                                21,900,000
                                              ------------
CALIFORNIA -- 3.28%
  California RAN
    (SP-1+, MIG-1)
    4.50%...............  06/30/98    5,000      5,020,176
  Los Angeles County TRAN (SP-1+,
    MIG-1)
    4.50%...............  06/30/98   14,750     14,804,077
                                              ------------
                                                19,824,253
                                              ------------
COLORADO -- 2.82%
  Colorado Housing Finance
    Authority Multifamily Housing
    RB (Hunters Project)
    Series E DN (Federal
    National Mortgage Association
    LOC) (A-1+)
    3.90%(1)............  12/07/97      805        805,000
  Colorado Housing Finance
    Authority Multifamily Housing
    RB (Silver Reef Project)
    Series 1996A-2 DN (Federal
    National Mortgage Association
    LOC) (A-1+, VMIG-1)
    3.90%(1)............  12/07/97    1,200      1,200,000
  Colorado State General Fund TRAN
    Series A
    (SP-1+, MIG-1)
    4.50%...............  06/26/98   15,000     15,053,216
                                              ------------
                                                17,058,216
                                              ------------
FLORIDA -- 5.97%
  City of Orlando Special
    Assessment RB (Republic Drive
    Interchange Project) Series
    1997A DN (Morgan Guaranty LOC)
    (VMIG-1)
    3.85%(1)............  12/07/97    7,200      7,200,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
FLORIDA (CONTINUED)
  Dade County IDA (Dolphins Stadium
    Project) Series B DN (Societe
    Generale LOC) (A-1+)
    3.85%(1)............  12/07/97  $ 6,200   $  6,200,000
  Orange County Housing Finance
    Authority Multifamily RB (Post
    Lake Apartments Project) DN
    (Federal National Mortgage
    Association LOC) (A-1+)
    3.90%(1)............  12/07/97    5,000      5,000,000
  Orange County Housing Finance
    Authority RB (Post Fountains
    at Lee Vista) Series 1997E DN
    (Federal National Mortgage
    Association LOC) (A-1+)
    3.90%(1)............  12/07/97    6,100      6,100,000
  St. Petersburg Capital
    Improvement RB (Apartment &
    Golf Course Project) Series B
    DN (Suntrust Bank LOC) (Aa3)
    3.95%(1)............  12/07/97    1,580      1,580,000
  Sunshine State Government
    Financing Commission RB
    (Morgan Guaranty LOC) (A-1+,
    VMIG-1)
    3.80%...............  12/22/97   10,000     10,000,000
                                              ------------
                                                36,080,000
                                              ------------
GEORGIA -- 8.73%
  Burke County IDA PCRB
    (Oglethorpe Power Company
    Vogtle Project) MB (AMBAC
    Insurance) (AAA)
    3.60%...............  12/01/97    4,000      4,000,000
  Cobb County Housing Authority
    Multifamily Housing RB (Post
    Mill Project) Series 1995 DN
    (Federal National Mortgage
    Association LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  12/07/97    7,400      7,400,000
  Dekalb County Housing Authority
    Multifamily Housing Bonds
    (Camden Brooke Project) DN
    (Federal National Mortgage
    Association LOC) (VMIG-1)
    3.90%(1)............  12/07/97      600        600,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
GEORGIA (CONTINUED)
  Dekalb County Housing Authority
    Multifamily Housing Bonds
    (Post Walk Project) DN
    (Federal National Mortgage
    Association LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97  $10,000   $ 10,000,000
  Fulton County IDA (Arthritis
    Foundation Incorporated) DN
    (SunTrust Bank LOC) (Aa3)
    3.95%(1)............  12/07/97    1,000      1,000,000
  Fulton County IDA (Epstein
    School Project) DN (SunTrust
    Bank LOC) (Aa3)
    3.95%(1)............  12/07/97    2,000      2,000,000
  Georgia Municipal Association
    Pooled Bond Certificates of
    Participation DN (Credit
    Suisse LOC) (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    3,400      3,400,000
  Gwinnett County Development
    Authority (Wesleyan School
    Project) Series 1997 DN
    (SunTrust Bank LOC)(Aa3)
    3.95%(1)............  12/07/97    2,000      2,000,000
  Monroe County Development
    Authority PCRB (Gulf Power
    Company Plant) DN
    (A-1, VMIG-1)
    4.00%(1)............  12/01/97      500        500,000
  Municipal Electric Authority of
    Georgia Series B DN (Credit
    Suisse LOC) (A-1+, P-1)
    3.90%(1)............  12/07/97    2,955      2,955,000
  Municipal Electric Authority of
    Georgia Series C DN
    (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97    6,200      6,200,000
  Smyrna Housing Authority
    Multifamily Housing RB (F&M
    Villages Project) Series 1997
    DN (Federal National Mortgage
    Association LOC) (A-1+)
    3.90%(1)............  12/07/97    8,500      8,500,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-------------------      --------   -------   ------------
GEORGIA (CONTINUED)
  Smyrna Housing Authority
    Multifamily Housing RB (Post
    Valley Project) Series 1995 DN
    (Federal National Mortgage
    Association LOC) (A-1+)
    3.90%(1)............  12/07/97  $ 4,200   $  4,200,000
                                              ------------
                                                52,755,000
                                              ------------
HAWAII -- 0.36%
  Hawaii State Department of
    Budget & Finance Special
    Purpose Mortgage Revenue Bonds
    (Kaiser Permanente) (A-1+)
    3.75%...............  03/01/98    2,200      2,200,000
                                              ------------
IDAHO -- 1.25%
  Idaho TAN (SP-1+, MIG-1)
    4.625%..............  06/30/98    7,500      7,531,086
                                              ------------
ILLINOIS -- 16.71%
  Illinois Development Finance
    Authority PCRB (Consolidated
    Edison Company Project) Series
    B DN (Bank of New York LOC)
    (A-1, VMIG-1)
    3.85%(1)............  12/07/97   16,300     16,300,000
  Illinois Development Finance
    Authority PCRB (Illinois Power
    Company Project) (Canadian
    Imperial Bank LOC)
    (A-1+, VMIG-1)
    3.80%...............  03/17/98   14,000     14,000,000
  Illinois Development Finance
    Authority RB (Chicago Symphony
    Project) DN
    (Bank of America LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  12/07/97   10,000     10,000,000
  Illinois Education Authority
    (Art Institute of Chicago) DN
    (A-1, VMIG-1)
    3.90%(1)............  12/07/97    2,400      2,400,000
  Illinois Educational Facilities
    Authority (University Pooled
    Financing Program) DN (FNB
    Chicago LOC) (VMIG-1)
    3.85%(1)............  12/07/97      645        645,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
ILLINOIS (CONTINUED)
  Illinois Health Facilities
    Authority (Gottlieb Health
    Resources Incorporated) DN
    (Harris
    Trust & Savings Bank LOC)
    (VMIG-1)
    3.85%(1)............  12/07/97  $ 2,000   $  2,000,000
  Illinois Health Facilities
    Authority (Gottlieb Health
    Resources Incorporated) Series
    1994 DN (Harris Trust &
    Savings Bank LOC) (VMIG-1)
    3.85%(1)............  12/07/97      400        400,000
  Illinois Health Facilities
    Authority (Revolving Fund
    Pooled Financing) Series 1985C
    DN (FNB Chicago LOC) (VMIG-1)
    3.85%(1)............  12/07/97    2,000      2,000,000
  Illinois Health Facilities
    Authority (Revolving Fund
    Pooled Financing) Series 1985F
    DN (Swiss Bank LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    5,800      5,800,000
  Illinois Health Facilities
    Authority (University of
    Chicago Hospital Project)
    Series 1994C DN (Comerica Bank
    LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    5,300      5,300,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation Project)
    (A-1+, VMIG-1)
    3.80%...............  03/31/98   10,000     10,000,000
    3.90%...............  07/31/98    5,000      5,000,000
  Illinois Tender Notes Series C-1
    (Societe Generale LOC) (A-1+,
    P-1)
    3.75%...............  04/02/98    8,930      8,930,000
  Illinois Tender Notes Series C-2
    (Societe Generale LOC) (A-1+,
    P-1)
    3.75%...............  04/02/98   13,800     13,800,000
  Illinois University RB (Health
    Services Facility System)
    Series B DN (Landesbank Hessen
    LOC) (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    4,400      4,400,000
                                              ------------
                                               100,975,000
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
INDIANA -- 1.11%
  Rockport PCRB (Michigan Power
    Company Project) DN (AMBAC
    Insurance)
    (A-1, VMIG-1)
    3.90%(1)............  12/07/97  $   300   $    300,000
  South Bend Redevelopment
    Authority (College Football
    Hall of Fame) DN (Landesbank
    Hessen LOC) (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    6,400      6,400,000
                                              ------------
                                                 6,700,000
                                              ------------
KENTUCKY -- 1.16%
  Jefferson County Board of
    Education RAN
    (SP-1+, MIG-1)
    3.86%...............  06/30/98    7,000      7,000,369
                                              ------------
LOUISIANA -- 1.17%
  Louisiana Public Facilities
    Authority (College & Equipment
    Project) Series A DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    4.00%(1)............  12/07/97    7,050      7,050,000
                                              ------------
MARYLAND -- 5.73%
  Maryland Health & Higher
    Education Facilities Authority
    RB (Capitol College Project)
    DN (FNB Maryland LOC) (VMIG-1)
    4.15%(1)............  12/07/97    7,850      7,850,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Doctors Community
    Hospital) Series 1997 DN (FNB
    Maryland LOC) (A-1)
    4.13%(1)............  12/07/97    7,800      7,800,000
  Maryland Industrial Development
    Finance Authority (McDonough
    School Project) DN (FNB
    Maryland LOC) (A-1)
    4.15%(1)............  12/07/97    4,000      4,000,000
  Maryland State Economic
    Development Corporation RB
    (Pooled Financing) DN
    (NationsBank LOC)
    (A-1+, VMIG-1)
    4.05%(1)............  12/07/97   10,000     10,000,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
MARYLAND (CONTINUED)
  Maryland State IDA (McDonough
    School Income Facility) DN
    (FNB Maryland LOC)
    (A-1, VMIG-1)
    4.15%(1)............  12/07/97  $ 5,000   $  5,000,000
                                              ------------
                                                34,650,000
                                              ------------
MASSACHUSETTS -- 2.29%
  Massachusetts Health & Education
    Authority (Partners
    Healthcare) Series P-2 DN (FSA
    Insurance) (VMIG-1)
    3.75%(1)............  12/07/97    6,000      6,000,000
  Massachusetts Municipal
    Wholesale Electric Company
    Power Supply System RB Series
    1994C DN (Canadian Imperial
    Bank LOC)
    (A-1+, VMIG-1)
    3.65%(1)............  12/07/97    7,835      7,835,000
                                              ------------
                                                13,835,000
                                              ------------
MICHIGAN -- 4.22%
  Michigan State Building
    Authority Series I TECP
    (Canadian Imperial Bank LOC)
    (A-1+, P-1)
    3.75%...............  03/02/98   15,500     15,500,000
  Michigan State Hospital Finance
    Authority (St. Mary Hospital
    of Livonia) DN (Comerica Bank
    LOC) (A-1, VMIG-1)
    3.85%(1)............  12/07/97   10,000     10,000,000
                                              ------------
                                                25,500,000
                                              ------------
MISSISSIPPI -- 0.08%
  Jackson County Port Facility
    (Chevron Incorporated) Series
    1993 DN (VMIG-1)
    3.90%(1)............  12/01/97      500        500,000
                                              ------------
MISSOURI -- 1.69%
  Missouri Environmental
    Improvement RB (Kansas City
    Power & Light) DN (VMIG-1)
    3.90%(1)............  12/07/97    2,000      2,000,000
  Missouri Health & Educational
    Facilities Authority RB
    (Barnes Hospital) DN
    (Morgan Guaranty LOC)
    (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    5,100      5,100,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
MISSOURI (CONTINUED)
  Missouri Health & Educational
    Facilities Authority RB
   (Washington University) Series A
    DN (A-1+, VMIG-1)
    3.90%(1)............  12/07/97  $   300   $    300,000
  Missouri Health & Educational
    Facilities Authority Refunding
    RB (Sisters of Mercy Health
    System) Series 1992B DN (A-1+,
    VMIG-1)
    3.85%(1)............  12/07/97    2,800      2,800,000
                                              ------------
                                                10,200,000
                                              ------------
NEBRASKA -- 0.17%
  Nebraska Higher Education Loan
    Program (Student Loan Program)
    RB Series 1985D DN (Student
    Loan Marketing Association
    LOC) (VMIG-1)
    3.85%(1)............  12/07/97    1,000      1,000,000
                                              ------------
NEVADA -- 1.55%
  Clark County Airport Systems
    Series 1993A DN (National
    Westminster LOC)
    (A-1+, VMIG-1)
    3.80%(1)............  12/07/97    4,400      4,400,000
  Clark County IDRB (Nevada Power
    Company Project) DN (Barclays
    Bank LOC)
    (A-1+, VMIG-1)
    4.05%(1)............  12/07/97    5,000      5,000,000
                                              ------------
                                                 9,400,000
                                              ------------
NEW HAMPSHIRE -- 2.17%
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program) DN
    (FNB Chicago LOC)
    (A-1, VMIG-1)
    3.90%(1)............  12/07/97    8,050      8,050,000
  New Hampshire Health & Higher
    Education Facilities Authority
    (VHA of New England Capital
    Asset Financing Program)
    Series 1985F DN (Mellon LOC)
    (A-1, VMIG-1)
    3.90%(1)............  12/07/97    5,050      5,050,000
                                              ------------
                                                13,100,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
NEW JERSEY -- 0.46%
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (Barclays Bank LOC)
    (A-1+, VMIG-1)
    3.70%(1)............  12/07/97  $ 2,800   $  2,800,000
                                              ------------
NEW YORK -- 1.29%
  City of New York GO RAN Series
    1997 DN (Bank of New York LOC)
    (SP-1+, MIG-1)
    4.15%(1)............  12/01/97    3,700      3,700,000
  City of New York Municipal
    Assistance Corporation (Public
    Benefit Corporation of The
    State of New York) Series
    1991K DN (Bayerische
    Landesbank Girozentrale LOC)
    (A-1+, VMIG-1)
    3.75%(1)............  12/07/97    1,800      1,800,000
  New York State Environmental
    Quality GO Series 1997A TECP
    (Bayerische Landesbank
    Girozentrale LOC)
    (A-1+, P-1)
    3.70%...............  12/18/97    2,300      2,300,000
                                              ------------
                                                 7,800,000
                                              ------------
NORTH CAROLINA -- 0.17%
  North Carolina Educational
    Facilities RB (The Bowman Gray
    School of Medicine Project)
    Series 1997 DN (Wachovia Bank
    LOC) (VMIG-1)
    3.85%(1)............  12/07/97    1,000      1,000,000
                                              ------------
OHIO -- 2.20%
  Clermont County Health
    Facilities Authority RB (Mercy
    Health System Project) DN
    (Credit Suisse LOC) (VMIG-1)
    3.85%(1)............  12/07/97    3,800      3,800,000
  Franklin County Hospital
    Facilities Referral &
    Improvement RB (U.S. Health
    Corporation of Columbus)
    Series 1996A DN (Morgan
    Guaranty LOC) (VMIG-1)
    3.90%(1)............  12/07/97    6,500      6,500,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
OHIO (CONTINUED)
  Montgomery County Limited
    Obligation RB (Society of St.
    Vincent de Paul Project) Series
    1996 DN (National City Bank of
    Cleveland LOC)
    (A-1, VMIG-1)
    4.00%(1)............  12/07/97  $ 1,000   $  1,000,000
  Ohio Higher Education Facilities
    Authority (Oberlin College) DN
    (Morgan Guaranty LOC) (VMIG-1)
    3.90%(1)............  12/07/97    2,000      2,000,000
                                              ------------
                                                13,300,000
                                              ------------
OKLAHOMA -- 1.94%
  Garfield County IDA PCRB
    (Oklahoma Gas & Electric
    Company) DN
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97      700        700,000
  Oklahoma State Water Resource
    Board (State Loan Program) RB
    (Swiss Bank LOC) (A-1+)
    3.75%...............  03/02/98   11,000     11,000,000
                                              ------------
                                                11,700,000
                                              ------------
OREGON -- 2.58%
  Umitilla County Hospital
    Facilities Authority RB
    (Catholic Health) Series B DN
    (A-1+, VMIG-1)
    4.00%(1)............  12/07/97   15,600     15,600,000
                                              ------------
SOUTH CAROLINA -- 0.49%
  Piedmont Municipal Power Agency
    Electric Refunding RB Series B
    DN (Credit Suisse LOC) (A-1+,
    VMIG-1)
    3.85%(1)............  12/07/97      600        600,000
  South Carolina Economic
    Development Authority Hospital
    Facilities RB (Tuomey Regional
    Medical Center) Series B DN
    (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.90%(1)............  12/07/97    2,350      2,350,000
                                              ------------
                                                 2,950,000
                                              ------------
     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
TENNESSEE -- 11.04%
  City of Chattanooga Health
    Education & Housing Authority
    (The Baylor Project) DN
    (SunTrust Bank LOC) (Aa3)
    3.95%(1)............  12/07/97  $   900   $    900,000
  Clarksville Public Building
    Authority (Pooled Financing
    Municipal Fund) Series 1995 DN
    (NationsBank LOC) (A-1+)
    4.05%(1)............  12/07/97   22,000     22,000,000
  Knox County Health Education &
    Housing Board (Mercy Health
    Systems) DN (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    5,000      5,000,000
  Metropolitan Government
    Nashville Davidson County
    Health & Education Board
    (Harpeth Hall School Project)
    DN (SunTrust Bank LOC) (Aa3)
    3.95%(1)............  12/07/97      480        480,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Montgomery
    County Loan Pool) Series 1996
    DN (NationsBank LOC) (A-1+,
    VMIG-1)
    4.05%(1)............  12/07/97    3,000      3,000,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Tennessee County
    Loan Pool) Series 1995 DN
    (NationsBank LOC) (A-1+,
    VMIG-1)
    4.05%(1)............  12/07/97   16,800     16,800,000
  Montgomery County Public
    Building Authority Pooled
    Financing GO (Tennessee County
    Loan Pool) DN (NationsBank
    LOC) (VMIG-1)
    4.05%(1)............  12/07/97   15,000     15,000,000
  Rutherford Industrial
    Development Board (Square D
    Company Project) DN (Societe
    Generale LOC) (VMIG-1)
    3.85%(1)............  12/07/97    3,100      3,100,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   ------------
TENNESSEE (CONTINUED)
  Washington County IDRB
    (Springbrook Properties Project)
    Series 1996 DN (SunTrust Bank LOC)
    (Aa3)
    3.95%(1)............  12/07/97  $   400   $    400,000
                                              ------------
                                                66,680,000
                                              ------------
TEXAS -- 10.84%
  Harris County Health Facilities
    Development Authority Hospital
    RB (Memorial Hospital System
    Project) Series 1997B DN
    (Societe Generale LOC)
    (A-1+, VMIG-1)
    3.80%(1)............  12/07/97    4,000      4,000,000
  Harris County Health Facilities
    Development Corporation
    (Baylor College of Medicine)
    DN (A-1+)
    3.90%(1)............  12/07/97    5,000      5,000,000
  Harris County Toll Road Series E
    DN (A-1+, VMIG-1)
    3.80%(1)............  12/07/97    7,500      7,500,000
  Houston TRAN (SP-1+, MIG-1)
    4.50%...............  06/30/98    5,000      5,018,077
  Texas TRAN Series A (SP-1+,
    MIG-1)
    4.75%...............  08/31/98   38,800     39,063,690
  Texas Veterans Housing
    Assistance Program RB Series
    1995 DN (A-1+, VMIG-1)
    3.80%(1)............  12/07/97    4,885      4,885,000
                                              ------------
                                                65,466,767
                                              ------------
VERMONT -- 0.30%
  Vermont Health & Educational
    Buildings Finance Agency
    Hospital RB (VHA of New
    England Capital Asset
    Financing Program) Series
    1985C DN (FNB Chicago LOC)
    (A-1+)
    3.90%(1)............  12/07/97    1,800      1,800,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
VIRGINIA -- 0.53%
  Hampton Roads Regional Jail
    Authority (Regional Jail
    Facility Project) Series 1996B
    DN (Wachovia Bank LOC) (A-1+,
    VMIG-1)
    3.80%(1)............  12/07/97  $   700   $    700,000
  Louisa County IDA (Pooled
    Financing) DN (NationsBank
    LOC) (A-1+, VMIG-1)
    4.05%(1)............  12/07/97    1,500      1,500,000
  Lynchburg IDA (VHA Mid-Atlantic
    States Capital Asset Financing
    Program) Series 1985C DN (FNB
    Chicago LOC) (A-1+, VMIG-1)
    3.90%(1)............  12/07/97    1,000      1,000,000
                                              ------------
                                                 3,200,000
                                              ------------
WASHINGTON -- 0.56%
  Chelan County Public Utility
    District #1 (Chelan Hydro
    Consolidated System) Series
    1995A DN (Credit Suisse LOC)
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97    3,375      3,375,000
                                              ------------
WEST VIRGINIA -- 0.20%
  West Virginia Financial
    Authority Hospital RB (VHA
    Midatlantic Hospital Project)
    Series H DN (Mellon LOC)
    (A-1+)
    3.90%(1)............  12/01/97    1,200      1,200,000
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNIFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $619,600,691*)............   102.55%  $619,600,691
LIABILITIES IN EXCESS OF
  OTHER ASSETS....................    (2.55)   (15,420,077)
                                     -------  ------------
NET ASSETS (Equivalent to $1.00
  per share based on 536,871,419
  MuniFund Shares and 67,392,180
  MuniFund Dollar Shares
  outstanding)....................   100.00%  $604,180,614
                                     =======  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($604,180,614 / 604,263,599)..............         $1.00
                                                     =====
---------------
* Aggregate cost for federal income tax purposes is
  substantially the same.
(1) Variable rate
 ---------------------------------------------------------

                               MUNIFUND PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1997

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 Days    $445,680,000        72.0%
         91-120 Days      42,700,000         6.9
        121-150 Days      32,730,000         5.3
       Over 150 Days      98,050,000        15.8
                      Average Weighted Maturity -- 57 Days
 ---------------------------------------------------------

                See accompanying notes to financial statements.

                               MUNICASH PORTFOLIO
                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statement of Net Assets

                               November 30, 1997

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
ALABAMA -- 2.74%
  Phenix IDRB Enviromental
    Improvement Authority (Mead
    Coated Board Project) Series A
    AMT (Mitsubishi Bank LOC)
    (A-1)
    3.95%(1)............  12/01/97  $15,000   $ 15,000,000
                                              ------------
ARIZONA -- 0.94%
  Phoenix IDRB (Leggett & Platt
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    4.05%(1)............  12/07/97    5,170      5,170,000
                                              ------------
ARKANSAS -- 2.15%
  Arkansas State Development
    Finance Authority Single
    Family Mortgage Revenue Bonds
    Series D AMT (Canadian
    Imperial Bank LOC) (A-1+)
    4.05%...............  07/01/98    3,900      3,900,000
  Hope City Solid Waste Disposal
    RB (Temple Inland Forest
    Products Corporation Project)
    AMT (A-2, P-1)
    4.05%...............  02/27/98    7,900      7,900,000
                                              ------------
                                                11,800,000
                                              ------------
CALIFORNIA -- 4.86%
  California GO DN (Bank of New
    York LOC) (A-1+, VMIG-1)
    4.15%(1)............  12/01/97   24,630     24,630,000
  Los Angeles County TRAN (SP-1+,
    MIG-1)
    4.50%...............  06/30/98    2,000      2,007,234
                                              ------------
                                                26,637,234
                                              ------------
COLORADO -- 0.73%
  Colorado Springs RB (YMCA of
    Pikes Peak Region) DN (Norwest
    Bank LOC) (A-1+)
    3.90%(1)............  12/07/97    4,000      4,000,000
                                              ------------
FLORIDA -- 0.00%
  Volusia County Health Facilities
    Authority RB (Volusia Health
    Systems Project) DN (First
    Union Bank LOC) (A-1)
    3.85%(1)............  12/07/97       15         15,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
--------------------     --------   -------   -----------
GEORGIA -- 5.80%
  Bulloch County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT (Wachovia Bank LOC)
    4.05%(1)............  12/07/97  $ 4,700   $  4,700,000
  Burke County PCRB (Oglethorpe
    Power Company Vogtle Project)
    MB (AMBAC Insurance)
    3.60%...............  12/01/97    2,500      2,500,000
  Carrollton County Industrial
    Improvement Revenue Bonds
    (Flowers Baking Villa Company)
    AMT (Trust Company Bank LOC)
    4.05%(1)............  12/07/97    6,125      6,125,000
  Cobb County IDRB (John W. Rooker
    Company Project) AMT (First
    Union Bank LOC)
    4.15%(1)............  12/07/97    2,200      2,200,000
  Dekalb County Housing Finance
    Authority Multifamily Housing
    RB (Eagle Trace Apartments
    Project) AMT (Key Corporation
    Bank, N.A. LOC)(A-1)
    4.01%(1)............  12/07/97    4,675      4,675,000
  Haralson County Development
    Authority IDRB (Gold Kist
    Incorporated Project) Series
    1995 AMT (Wachovia Bank LOC)
    4.05%(1)............  12/07/97    2,500      2,500,000
  Henry County Development Finance
    Authority Solid Waste Disposal
    RB (Atlas Roofing Corporation
    Project) AMT (SunTrust LOC)
    4.05%(1)............  12/07/97    4,100      4,100,000
  Middle Georgia Regional
    Development Finance Authority
    IDRB (Tolleson Lumber Company
    Project) AMT (Wachovia Bank
    LOC)
    4.05%(1)............  12/07/97    5,000      5,000,000
                                              ------------
                                                31,800,000
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
HAWAII -- 0.18%
  Hawaii Department of Budget &
    Finance Special Purpose
    Mortgage RB (Ewa Plain Water
    Development Authority) (Bank
    of Hawaii LOC) (VMIG-1)
    3.95%...............  10/01/98  $ 1,000   $  1,000,000
                                              ------------
IDAHO -- 0.46%
  Idaho TAN (SP-1+, MIG-1)
    4.625%..............  06/30/98    2,500      2,510,362
                                              ------------
ILLINOIS -- 12.69%
  Belvidere IDRB (R&D Thiel
    Incorporated Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    4.15%(1)............  12/07/97    1,760      1,760,000
  Chicago IDRB (Enterprise Center
    IX Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.25%(1)............  12/07/97    4,750      4,750,000
  Chicago IDRB (Enterprise Center
    VII Project) AMT (ABN-AMRO
    Bank N.V. LOC) (A-1+)
    4.25%(1)............  12/07/97    7,200      7,200,000
  Chicago IDRB (Goose Island Beer
    Company Project) AMT (First
    Bank Systems, N.A. LOC)
    4.10%(1)............  12/07/97    1,900      1,900,000
  Illinois Development Finance
    Authority (Azteca Foods
    Project Incorporated) AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  12/07/97    3,800      3,800,000
  Illinois Development Finance
    Authority IDRB (Bhagvan H.
    Patel Project) AMT (Bank One
    Columbus LOC) (A-1+)
    4.05%(1)............  12/07/97    2,305      2,305,000
  Illinois Development Finance
    Authority IDRB (Big Bolt
    Corporation Project) AMT
    (ABN-AMRO Bank N.V. LOC)
    4.35%(1)............  12/07/97    2,000      2,000,000
  Illinois Development Finance
    Authority IDRB (Henry Valve
    Company Project) Series 1995
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  12/07/97    4,235      4,235,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
ILLINOIS (CONTINUED)
  Illinois Development Finance
    Authority IDRB (Prairie
    Packaging Incorporated
    Project) AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  12/07/97  $ 5,000   $  5,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Project)
    Series B AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  12/07/97    3,450      3,450,000
  Illinois Development Finance
    Authority RB (Lyric Opera of
    Chicago Project) Series 1994
    DN (Harris Trust & Savings
    Bank LOC) (A-1+, VMIG-1)
    3.85%(1)............  12/07/97    3,800      3,800,000
  Illinois Health Facilities
    Authority RB (Evanston
    Hospital Corporation) MB
    (A-1+, VMIG-1)
    3.90%...............  10/15/98    5,000      5,000,000
  Illinois Housing Development
    Finance Authority RB Home
    Ownership Mortgage Bonds AMT
    (Morgan Stanley Group LOC)
    (A-1+, VMIG-1)
    3.70%...............  12/18/97    4,300      4,300,000
  Lake County IDRB (Northpoint
    Project) AMT (Bank One
    Columbus LOC) (A-1+)
    3.95%(1)............  12/07/97    6,000      6,000,000
  Naperville Economic Development
    Authority (Independence
    Village Associates) DN
    (National City Bank LOC)
    4.05%(1)............  12/07/97    2,915      2,915,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1992 AMT
    (Mellon LOC) (VMIG-1)
    4.10%(1)............  12/07/97    3,000      3,000,000
  Sangamon County IDRB (Contech
    Construction Project
    Incorporated) Series 1994 AMT
    (Mellon LOC) (VMIG-1)
    4.10%(1)............  12/07/97    3,800      3,800,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
ILLINOIS (CONTINUED)
  Sangamon County IDRB (Contech
    Construction Project Incorporated)
    Series 1997 AMT (Mellon LOC)
    4.10%(1)............  12/07/97  $ 1,500   $  1,500,000
  Village of North Aurora IDRB
    (Oberweis Dairy Incorporated
    Project) Series 1995 AMT
    (ABN-AMRO Bank N.V. LOC)
    (A-1+, VMIG-1)
    4.15%(1)............  12/07/97    2,800      2,800,000
                                              ------------
                                                69,515,000
                                              ------------
INDIANA -- 3.11%
  Gibson City PCRB (Toyota Motor
    Manufacturing Industries
    Project) AMT (Bank of Tokyo
    LOC) (A-1)
    4.15%(1)............  12/07/97    5,000      5,000,000
  Indiana Development Finance
    Authority IDRB (Cives
    Corporation Project) Series
    1992 AMT (Wachovia Bank LOC)
    (A-1+)
    4.05%(1)............  12/07/97    3,600      3,600,000
  Indiana Development Finance
    Authority IDRB (Enterprise
    Center V Project) Series 1992
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.25%(1)............  12/07/97    5,000      5,000,000
  Jasper County Economic
    Development RB (Wabash Valley
    Produce Project) AMT (Bank One
    Columbus LOC)
    4.05%(1)............  12/07/97    2,000      2,000,000
  Noblesville IDRB (Industrial
    Dielectrics Incorporated
    Project) AMT (National City
    Bank of Cleveland LOC)
    4.15%(1)............  12/07/97    1,420      1,420,000
                                              ------------
                                                17,020,000
                                              ------------
IOWA -- 1.83%
  Polk County Health Facilities
    Authority RB (Catholic Health
    Initiatives Project) Series
    1997B DN (Toronto Dominion
    LOC) (A-1+, VMIG-1)
    4.00%(1)............  12/07/97   10,000     10,000,000
                                              ------------

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
KANSAS -- 0.46%
  Shawnee Private Activity RB
    (Simmons Company Project) AMT
    (SunTrust LOC) (A-1+, VMIG-1)
    4.05%(1)............  12/07/97  $ 2,500   $  2,500,000
                                              ------------
KENTUCKY -- 5.14%
  City of Maysville Solid Waste
    Disposal Facilities Revenue
    Bonds (Inland Container
    Corporation Project) Series
    1992 AMT (P-1)
    4.00%...............  12/12/97    5,165      5,165,000
    4.00%...............  01/23/98    5,000      5,000,000
    4.05%...............  02/20/98    7,035      7,035,000
  Elsmere IDRB (International Mold
    Steel, Incorporated Project)
    AMT (Star Banc Corporation
    LOC)
    4.15%(1)............  12/07/97    1,945      1,945,000
  Jefferson County Board of
    Education RAN (SP-1+, MIG-1)
    3.86%...............  06/30/98    7,000      7,000,369
  Kentucky State Housing Finance
    Authority Series D RB (A-1+,
    VMIG-1)
    4.00%...............  12/31/97    2,000      2,000,000
                                              ------------
                                                28,145,369
                                              ------------
LOUISIANA -- 0.20%
  St. Charles Parish PCRB (Shell
    Oil Company Norco Project)
    Series 1993 AMT (A-1+, VMIG-1)
    4.05%(1)............  12/01/97    1,100      1,100,000
                                              ------------
MAINE -- 1.10%
  Maine State Housing Finance
    Authority Multifamily Housing
    RB (Park Village Apartments
    Project) AMT (General Electric
    Capital Corporation LOC)
    (VMIG-1)
    4.05%(1)............  12/07/97    6,000      6,000,000
                                              ------------
MARYLAND -- 4.15%
  Maryland State Economic
    Development Corporation RB
    (Atlantic Pharmaceutical
    Services Incorporated) AMT
    (FNB Maryland LOC) (A-1)
    4.28%(1)............  12/07/97    5,500      5,500,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
MARYLAND (CONTINUED)
  Maryland State Health & Higher
    Education Authority (Johns Hopkins
    Hospital Project) DN (NationsBank
    LOC) (A-1+)
    4.05%(1)............  12/07/97  $10,225   $ 10,225,000
  Ocean County RB (Harrison Inn
    Fifty-Eight Limited
    Partnership Facility) AMT (FNB
    Maryland LOC) (A-1)
    4.33%(1)............  12/07/97    4,895      4,895,000
  Wicomico County Economic
    Development RB (Plymouth Tube
    Company Project) AMT (FNB
    Chicago LOC) (VMIG-1)
    3.95%(1)............  12/07/97    2,100      2,100,000
                                              ------------
                                                22,720,000
                                              ------------
MICHIGAN -- 0.94%
  Michigan State Strategic Fund RB
    (Pioneer Metal Finishing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    (A-1)
    4.10%(1)............  12/07/97    5,135      5,135,000
                                              ------------
MINNESOTA -- 0.47%
  Minnesota Agricultural Economic
    Development Authority (Como
    Partnership Project) AMT
    (First Bank Systems, N.A. LOC)
    4.20%(1)............  12/07/97    2,550      2,550,000
                                              ------------
MISSOURI -- 2.37%
  Maries County IDA Solid Waste
    Management RB (Kingsford
    Products Company Project) AMT
    (A-1)
    4.10%(1)............  12/07/97   13,000     13,000,000
                                              ------------
NEVADA -- 0.42%
  Washoe County Water Facilities
    RB (Sierra Pacific Power
    Company Project) Series 1990
    AMT (Union Bank of Switzerland
    LOC) (A-1+, VMIG-1)
    4.10%(1)............  12/01/97    2,300      2,300,000
                                              ------------
     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
NEW HAMPSHIRE -- 0.47%
  New Hampshire State Business
    Finance Authority IDRB (Felton
    Brush Incorporated Project)
    AMT (Key Corporation Bank N.A.
    LOC)
    4.17%(1)............  12/07/97  $ 2,600   $  2,600,000
                                              ------------
NEW JERSEY -- 9.11%
  East Brunswick BAN
    4.125%..............  11/03/98    2,050      2,054,929
  Galloway Township BAN
    4.25%...............  10/30/98    1,800      1,806,710
  Hopewell Township BAN
    4.25%...............  05/22/98    1,000      1,001,352
  Kearny Township GO Bonds (FGIC
    Insurance)
    4.00%...............  02/15/98      475        475,186
  New Jersey Economic Development
    Authority PCRB (Public Service
    Electric & Gas Company
    Project) DN (Swiss Bank LOC)
    (A-1+, VMIG-1)
    4.00%(1)............  12/07/97    2,400      2,400,000
  New Jersey Sports & Exhibition
    Authority Series 1992C DN
    (MBIA Insurance) (A-1+)
    3.70%(1)............  12/07/97   24,100     24,100,000
  New Jersey State Higher
    Education Assistance Authority
    Student Loan (New Jersey Class
    Loan Program) Series B RB
    (MBIA Insurance) (A-1+)
    3.90%...............  06/01/98    2,000      2,000,000
  New Jersey TRAN TECP (Bank of
    Nova Scotia LOC) (A-1+, P-1)
    3.70%...............  01/13/98    3,000      3,000,000
  New Jersey Turnpike Authority RB
    Series 1991D DN (Societe
    Generale LOC) (A-1+, VMIG-1)
    3.70%(1)............  12/07/97    5,600      5,600,000
  Paramus Borough BAN
    3.82%...............  08/13/98    2,070      2,070,276
  Rahway BAN
    4.125%..............  10/09/98    2,630      2,634,847
  Randolf Township BAN
    3.82%...............  06/19/98    2,757      2,757,438
                                              ------------
                                                49,900,738
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
NEW YORK -- 8.51%
  City of New York GO RAN Series
    1997 DN (Bank of New York LOC)
    (SP-1+, MIG-1)
    4.15%(1)............  12/01/97  $43,800   $ 43,800,000
  New York City GO Series A DN
    (Sumitomo Bank LOC) (A-1+,
    VMIG-1)
    4.50%(1)............  12/01/97    2,800      2,800,000
                                              ------------
                                                46,600,000
                                              ------------
NORTH CAROLINA -- 6.83%
  Charlotte-Mecklenburg Hospital
    Authority Health Care System
    RB Series C DN (Nations Bank
    LOC)(A-1+, VMIG-1)
    4.00%(1)............  12/07/97   25,000     25,000,000
  North Carolina Medical Care
    Community Hospital (Moses H.
    Cone Memorial Hospital) Series
    1993 DN (Wachovia Bank LOC)
    (A-1+)
    3.90%(1)............  12/07/97    2,500      2,500,000
  North Carolina Medical Care
    Community Hospital RB (North
    Carolina Baptist Hospitals
    Project) Series 1992B DN
    (A-1+, VMIG-1)
    3.95%(1)............  12/07/97    7,300      7,300,000
  North Carolina Medical Care
    Community Hospital RB (Pooled
    Equipment Financing Project)
    Series 1985 DN (MBIA
    Insurance) (A-1+)
    3.90%(1)............  12/07/97    2,600      2,600,000
                                              ------------
                                                37,400,000
                                              ------------
OHIO -- 7.25%
  City of Berea BAN
    4.05%...............  07/02/98    1,125      1,126,448
  City of Mansfield School
    District TAN
    4.25%...............  06/26/98    4,700      4,706,386
  City of Westlake IDRB (The Oaks
    Project) Series 1994 DN
    (National City Bank LOC)
    4.05%(1)............  12/07/97    1,915      1,915,000
  Clermont County Health
    Facilities Authority RB (Mercy
    Health System Project) Series
    1993A DN (Credit Suisse LOC)
    (VMIG-1)
    3.85%(1)............  12/07/97    7,600      7,600,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
OHIO (CONTINUED)
  Clermont County Health
    Facilities Authority RB (Mercy
    Health System Project) Series
    1994B DN (A-1, VMIG-1)
    3.85%(1)............  12/07/97  $ 4,664   $  4,664,000
  Greene County BAN GO Bonds
    4.00%...............  03/26/98    3,747      3,749,251
    4.10%...............  03/26/98    2,000      2,002,005
  Lucas County Health Facilities
    Authority RB (Lutheran Homes
    Society Project) DN (Bank One
    Columbus LOC) (A-1+)
    3.80%(1)............  12/07/97    3,000      3,000,000
  Montgomery County Economic
    Development Authority RB
    (Dayton Art Institute Project)
    DN (National City Bank of
    Cleveland LOC) (A-1)
    3.90%(1)............  12/07/97    2,000      2,000,000
  Ohio Air Quality Development
    Authority PCRB (JMG Funding
    Company) Series 1995 AMT
    (Societe Generale LOC) (A-1)
    3.95%(1)............  12/07/97    1,100      1,100,000
  Ohio Air Quality Development
    Authority PCRB (Timken Company
    Project) Series 1992 DN
    (Credit Suisse LOC) (A-1+,
    P-1)
    3.90%(1)............  12/07/97    2,200      2,200,000
  Ohio Environmental Improvement
    RB (United States Steel
    Corporation Project) Series
    1986 DN (Sanwa Bank LOC) (P-1)
    4.20%(1)............  12/07/97    1,000      1,000,000
  Ohio State University General
    Receipt Bonds Series 1992B DN
    (A-1+, VMIG-1)
    3.90%(1)............  12/07/97      150        150,000
  Sandusky County IDRB (Brighton
    Manor Company Project) Series
    1986 AMT (Bank One Columbus
    LOC) (VMIG-1)
    4.05%(1)............  12/07/97    1,500      1,500,000
  Toledo Special Assessment GO
    Notes RB DN (Canadian Imperial
    Bank LOC) (VMIG-1)
    3.90%(1)............  12/07/97    3,000      3,000,000
                                              ------------
                                                39,713,090
                                              ------------

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Continued)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
OKLAHOMA -- 1.19%
  Oklahoma State Loan Program
    Revenue Bonds (Swiss Bank LOC)
    (A-1+)
    3.75%...............  03/02/98  $ 6,500   $  6,500,000
                                              ------------
OREGON -- 0.64%
  Oregon State Housing Authority
    Community Services Department
    Mortgage Revenue Bonds (Single
    Family Mortgage Program)
    Series C AMT (Escrowed in U.S.
    Treasuries) (VMIG-1)
    4.05%...............  05/15/98    2,500      2,500,000
  Portland Multifamily Housing RB
    (Village of Lovejoy Fountain)
    AMT (Key Corporation Bank N.A.
    LOC) (A-1)
    4.05%(1)............  12/07/97    1,000      1,000,000
                                              ------------
                                                 3,500,000
                                              ------------
RHODE ISLAND -- 0.89%
  Rhode Island Housing & Mortgage
    Authority Finance Corporation
    Home Ownership Opportunity
    Bonds Series 22-A AMT (FGIC
    Insurance) (A-1+, VMIG-1)
    3.70%...............  12/02/97    4,900      4,900,000
                                              ------------
SOUTH CAROLINA -- 1.37%
  Chesterfield County IDRB (Culp
    Incorporated Project) AMT
    (Wachovia Bank LOC)
    4.05%(1)............  12/07/97    6,000      6,000,000
  Marlboro County Solid Waste
    Disposal Facilities RB
    (Willamette Industries
    Incorporated Project) AMT
    (A-1)
    4.00%(1)............  12/07/97    1,500      1,500,000
                                              ------------
                                                 7,500,000
                                              ------------
TENNESSEE -- 4.73%
  Chattanooga IDRB (Southern
    Foundry Supply Company
    Project) AMT (Sun Trust LOC)
    4.05%(1)............  12/07/97    2,700      2,700,000
  City of Henderson IDRB (Premier
    Manufacturing Corporation
    Project) AMT (National City
    Bank LOC)
    4.15%(1)............  12/07/97    5,200      5,200,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
TENNESSEE (CONTINUED)
  Jackson City IDRB (Quadion
    Corporation Project) AMT
    (First Bank Systems, N.A. LOC)
    (A-1)
    4.10%(1)............  12/07/97  $ 4,100   $  4,100,000
  Knox County IDRB (Travis Meats,
    Incorporated Project) AMT
    (SunTrust LOC)
    4.10%(1)............  12/07/97    1,400      1,400,000
  Montgomery County Public
    Building Authority Pooled
    Financing RB (Tennessee County
    Loan Pool) DN (NationsBank
    LOC) (VMIG-1)
    4.05%(1)............  12/07/97   10,000     10,000,000
  Tennessee Housing Development
    Authority (Homeownership
    Program) Series 3 AMT
    (Escrowed in U.S. Treasuries)
    (A-1+, VMIG-1)
    3.75%...............  02/19/98    2,500      2,500,000
                                              ------------
                                                25,900,000
                                              ------------
TEXAS -- 5.38%
  Angelina & Neches River
    Authority Solid Waste Disposal
    Revenue Bonds (Temple-Eastex
    Incorporated Project) AMT
    (P-1)
    4.00%...............  12/12/97    8,650      8,650,000
    4.00%...............  01/23/98    7,450      7,450,000
  Brownsville County IDRB (Rich-
    Seapak Corporation Project)
    AMT (SunTrust LOC)
    4.05%(1)............  12/07/97    2,500      2,500,000
  City of Haltom IDRB (Molded
    Products Company Project)
    Series 1995 AMT (ABN-AMRO Bank
    N.V. LOC) (A-1+)
    4.15%(1)............  12/07/97    3,450      3,450,000
  Mesquite County IDRB (Morrison
    Products Incorporated Project)
    Series 1994 AMT (Key
    Corporation Bank N.A. LOC)
    (VMIG-1)
    4.01%(1)............  12/07/97    1,500      1,500,000
  Montgomery County IDRB (Sawyer
    Research Products
    Incorporated) AMT (Key
    Corporation Bank N.A. LOC)
    4.17%(1)............  12/07/97    1,915      1,915,000

                       ---------------------------------------------------------

                                          (1) Variable rate

                               MUNICASH PORTFOLIO
                      Statement of Net Assets (Concluded)

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
-----------------------  --------   -------   -----------
TEXAS (CONTINUED)
  Sulphur Springs IDRB (CMH
    Manufacturing Incorporated
    Project) AMT (Wachovia Bank LOC)
    4.05%(1)............  12/07/97  $ 4,030   $  4,030,000
                                              ------------
                                                29,495,000
                                              ------------
VIRGINIA -- 2.28%
  Charles County IDRB (Chambers
    Development of Virginia
    Incorporated) Series 1989 AMT
    (NationsBank LOC) (VMIG-1)
    4.15%(1)............  12/01/97    1,000      1,000,000
  City of Roanoke IDA Hospital RB
    (Carillion Health System's
    Group) Series 1995C DN (Morgan
    Guaranty LOC) (A-1)
    3.85%(1)............  12/07/97    9,995      9,995,000
  Washington D.C. Metropolitan
    Airport Authority (Passenger
    Facility Program) MB AMT
    (NationsBank LOC) (A-1)
    4.10%...............  01/16/98    1,500      1,500,000
                                              ------------
                                                12,495,000
                                              ------------
WASHINGTON -- 0.42%
  Pilchuck Public Development
    Corporation RB (Holden-
    McDaniels Partners, Project)
    AMT (Key Corporation Bank N.A.
    LOC)
    4.17%(1)............  12/07/97    2,300      2,300,000
                                              ------------
WEST VIRGINIA -- 0.52%
  West Virginia Economic
    Development Authority IDRB
    (North American Processing
    Company Project) AMT (National
    City Bank of Cleveland LOC)
    4.15%(1)............  12/07/97    2,860      2,860,000
                                              ------------
WISCONSIN -- 1.42%
  City of Janesville IDRB (Freedom
    Plastics Incorporated Project)
    AMT (ABN-AMRO Bank N.V. LOC)
    (A-1+)
    4.15%(1)............  12/07/97    2,800      2,800,000
  City of Mequon IDRB (Johnson
    Level Company Project) AMT
    (Bank One Columbus LOC)
    4.05%(1)............  12/07/97    2,500      2,500,000

     INVESTMENTS IN      MATURITY     PAR
       SECURITIES          DATE      (000)       VALUE
------------------------ ---------  -------   ------------
WISCONSIN (CONTINUED)
  Stevens Point RB (Consolidated
    Paper Company Project) AMT
    (Wachovia Bank LOC)
    4.05%(1)............  12/07/97  $ 2,500   $  2,500,000
                                              ------------
                                                 7,800,000
                                              ------------
WYOMING -- 0.79%
  Sweetwater County PCRB (Pacific
    Corporation) DN
    3.85%(1)............  12/01/97    4,300      4,300,000
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $561,681,793*)............  102.54%    561,681,793
LIABILITIES IN EXCESS OF OTHER
  ASSETS..........................   (2.54)    (13,911,757)
                                    -------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 397,801,555
  MuniCash Shares and 150,117,062
  MuniCash Dollar Shares
  outstanding)....................  100.00%   $547,770,036
                                    =======   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE
  PER SHARE
  ($547,770,036 / 547,918,617).............          $1.00
                                                     =====
---------------
* Aggregate cost for federal income tax purposes is
  substantially the same. Market value of securities
  subject to federal alternative minimum tax is 50.61% of
  the total market value.
(1) Variable rate.
---------------------------------------------------------

                               MUNICASH PORTFOLIO
                           SUPPLEMENTARY INFORMATION
                               Maturity Schedule
                               November 30, 1997

         MATURITY
          PERIOD            PAR          PERCENTAGE
      --------------    ------------     ----------
          1- 30 Days    $468,494,000        83.4%
         31- 60 Days      18,950,000         3.4
         61- 90 Days      10,010,000         1.8
         91-120 Days      20,147,000         3.6
       Over 150 Days      44,032,000         7.8
Average Weighted Maturity -- 31 Days
---------------------------------------------------------

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                           IMPORTANT TAX INFORMATION
     During the fiscal year ended November 30, 1997, 100% of the dividends paid from net investment income of the MuniFund and MuniCash Portfolios were exempt-interest dividends for purposes of federal income tax and free from such tax.
     However, 67.35% of the dividends from net investment income of the MuniCash Portfolio must be taken into consideration in determining liability for federal alternative minimum tax.
     In January 1998, you will be furnished with a schedule showing the percentage breakdown by state or U.S. possession of the source of interest income of each portfolio in 1997.

             ------------------------------------------------------

INVESTMENT ABBREVIATIONS

AMT       Alternative Minimum Tax
BAN       Bond Anticipation Note
DN        Demand Note
GO        General Obligation
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
LOC       Letter of Credit
MB        Municipal Bond
PCRB      Pollution Control Revenue Bond
RAN       Revenue Anticipation Note
RB        Revenue Bond
TAN       Tax Anticipation Notes
TECP      Tax-Exempt Commercial Paper
TRAN      Tax and Revenue Anticipation Note

The Moody's Investors Service, Inc. and Standard & Poor's Ratings Service ratings of the investments in the various Portfolios are believed to be the most recent ratings available at November 30, 1997. The ratings have not been audited by the Independent Auditors and, therefore are not covered by the Independent Auditors' Report.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                            Statements of Operations

                          Year Ended November 30, 1997

                                                                                                       MUNIFUND       MUNICASH
                                                                                                       PORTFOLIO      PORTFOLIO
                                                                                                      -----------    -----------
Investment income:
    Interest income.................................................................................  $25,337,633    $17,260,748
                                                                                                      -----------    -----------
Expenses:
    Investment advisory fee.........................................................................    1,214,356        803,781
    Administration fee..............................................................................    1,214,356        803,781
    Trustees' fees and officer's salary.............................................................       83,733         45,107
    Transfer agent fee..............................................................................       71,200         37,841
    Custodian fee...................................................................................      143,137        105,185
    Shareholder computer access program.............................................................        7,244          6,400
    Legal and audit.................................................................................       57,532         43,451
    Registration expenses...........................................................................       27,312         21,905
    Printing........................................................................................       14,592         12,220
    Other...........................................................................................       34,006         16,751
                                                                                                      -----------    -----------
                                                                                                        2,867,468      1,896,422
    Less fees waived................................................................................     (994,573)    (1,069,895)
                                                                                                      -----------    -----------
                                                                                                        1,872,895        826,527
    Service Organization fees -- Dollar Shares......................................................      150,996        285,897
                                                                                                      -----------    -----------
         Total expenses.............................................................................    2,023,891      1,112,424
                                                                                                      -----------    -----------
    Net investment income...........................................................................   23,313,742     16,148,324
Realized gain (loss) on investments:
    Net realized gain (loss) from security transactions.............................................      (12,899)        18,102
                                                                                                      -----------    -----------
    Net increase in net assets resulting from operations............................................  $23,300,843    $16,166,426
                                                                                                      ===========    ===========

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                      Statements of Changes in Net Assets

                                                                MUNIFUND PORTFOLIO                     MUNICASH PORTFOLIO
                                                        ----------------------------------     ----------------------------------
                                                          YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         NOVEMBER 30,       NOVEMBER 30,        NOVEMBER 30,       NOVEMBER 30,
                                                             1997               1996                1997               1996
                                                        ---------------    ---------------     ---------------    ---------------
Increase (decrease) in net assets:
    Operations:
        Net investment income........................   $    23,313,742    $    24,029,392     $    16,148,324    $    14,292,759
        Net gain (loss) on investments...............           (12,899)            57,554              18,102              4,477
                                                        ---------------    ---------------     ---------------    ---------------
          Net increase in net assets resulting from
            operations...............................        23,300,843         24,086,946          16,166,426         14,297,236
                                                        ---------------    ---------------     ---------------    ---------------
    Dividends to shareholders from net investment
      income:
        MuniFund Shares..............................       (21,420,775)       (22,454,678)                 --                 --
        MuniFund Dollar Shares.......................        (1,892,967)        (1,574,714)                 --                 --
        MuniCash Shares..............................                --                 --         (12,338,904)       (11,053,941)
        MuniCash Dollar Shares.......................                --                 --          (3,809,420)        (3,238,818)
                                                        ---------------    ---------------     ---------------    ---------------
          Total dividends to shareholders............       (23,313,742)       (24,029,392)        (16,148,324)       (14,292,759)
                                                        ---------------    ---------------     ---------------    ---------------
    Capital share transactions (at $1 per share):
        Proceeds from sale of shares.................     6,510,103,572      5,212,511,683       6,354,866,941      5,121,589,834
        Value of shares issued in reinvestment of
          dividends..................................         4,991,057          4,177,069           7,730,075          6,746,509
        Cost of shares repurchased...................    (6,502,501,131)    (5,351,938,462)     (6,197,916,583)    (5,168,334,969)
                                                        ---------------    ---------------     ---------------    ---------------
          Increase (decrease) in net assets derived
            from capital share transactions..........        12,593,498       (135,249,710)        164,680,433        (39,998,626)
                                                        ---------------    ---------------     ---------------    ---------------
          Total increase (decrease) in net assets....        12,580,599       (135,192,156)        164,698,535        (39,994,149)
Net assets:
    Beginning of period..............................       591,600,015        726,792,171         383,071,501        423,065,650
                                                        ---------------    ---------------     ---------------    ---------------
    End of period....................................   $   604,180,614    $   591,600,015     $   547,770,036    $   383,071,501
                                                        ===============    ===============     ===============    ===============

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                    MUNIFUND SHARES
                                --------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                                --------------------------------------------------------
                                  1997       1996       1995        1994         1993
                                --------   --------   --------   ----------   ----------
Net Asset Value, Beginning of
  Period......................  $   1.00   $   1.00   $   1.00   $     1.00      $  1.00
                                 -------    -------    -------      -------      -------
Income From Investment
  Operations:
  Net Investment Income.......     .0338      .0326      .0360        .0255        .0224
                                 -------    -------    -------      -------      -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.0338)    (.0326)    (.0360)      (.0255)      (.0224)
                                 -------    -------    -------      -------      -------
Net Asset Value, End of
  Period......................  $   1.00   $   1.00   $   1.00   $     1.00      $  1.00
                                 =======    =======    =======      =======      =======
Total Return..................      3.43%      3.31%      3.66%        2.58%        2.27%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   536,794    530,204    720,318      687,895    1,019,749
Ratio of Expenses to Average
  Daily Net Assets(1).........       .27%       .27%       .27%         .26%         .25%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      3.38%      3.26%      3.59%        2.53%        2.24%

                                            MUNIFUND DOLLAR SHARES
                                -----------------------------------------------
                                            YEAR ENDED NOVEMBER 30,
                                -----------------------------------------------
                                 1997      1996      1995      1994      1993
                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------
Income From Investment
  Operations:
  Net Investment Income.......    .0313     .0301     .0335     .0230     .0199
                                -------   -------   -------   -------   -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0313)   (.0301)   (.0335)   (.0230)   (.0199)
                                -------   -------   -------   -------   -------
Net Asset Value, End of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                =======   =======   =======   =======   =======
Total Return..................     3.18%     3.06%     3.41%     2.33%     2.02%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   67,387    61,396     6,474     2,785     6,783
Ratio of Expenses to Average
  Daily Net Assets(1).........      .52%      .52%      .52%      .51%      .50%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     3.13%     3.01%     3.34%     2.28%     1.99%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41%, 0.42%, 0.41%, 0.41% and 0.41%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniFund Shares and 0.66%, 0.67%, 0.66%, 0.66% and
    0.66%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniFund Dollar Shares.

                See accompanying notes to financial statements.

                    MUNICIPAL FUND FOR TEMPORARY INVESTMENT
                              Financial Highlights

                (For a Share Outstanding Throughout Each Period)

                                                    MUNICASH SHARES
                                --------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                                --------------------------------------------------------
                                  1997       1996       1995        1994         1993
                                --------   --------   --------   ----------   ----------
Net Asset Value, Beginning of
  Period......................  $   1.00   $   1.00   $   1.00   $     1.00   $     1.00
                                --------   --------   --------     --------     --------
Income From Investment
  Operations:
  Net Investment Income.......     .0358      .0350      .0382        .0266        .0235
                                --------   --------   --------     --------     --------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................    (.0358)    (.0350)    (.0382)      (.0266)      (.0235)
                                --------   --------   --------     --------     --------
Net Asset Value, End of
  Period......................  $   1.00   $   1.00   $   1.00   $     1.00   $     1.00
                                ========   ========   ========     ========     ========
Total Return..................      3.63%      3.56%      3.89%        2.69%        2.38%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................   397,681    281,544    321,642      273,439      572,482
Ratio of Expenses to Average
  Daily Net Assets(1).........       .18%       .18%       .18%         .19%         .20%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................      3.58%      3.50%      3.83%        2.59%        2.36%

                                            MUNICASH DOLLAR SHARES
                                -----------------------------------------------
                                            YEAR ENDED NOVEMBER 30,
                                -----------------------------------------------
                                 1997      1996      1995      1994      1993
                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                --------  --------  --------  -------   -------
Income From Investment
  Operations:
  Net Investment Income.......    .0333     .0325     .0357     .0241     .0210
                                --------  --------  --------  -------   -------
Less Distributions:
  Dividends to Shareholders
    from Net Investment
    Income....................   (.0333)   (.0325)   (.0357)   (.0241)   (.0210)
                                --------  --------  --------  -------   -------
Net Asset Value, End of
  Period......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                ========  ========  ========  =======   =======
Total Return..................     3.38%     3.31%     3.64%     2.44%     2.13%
Ratios/Supplemental Data:
Net Assets, End of Period
  $(000)......................  150,089   101,528   101,424    99,688    95,225
Ratio of Expenses to Average
  Daily Net Assets(1).........      .43%      .43%      .43%      .44%      .45%
Ratio of Net Investment Income
  to Average Daily Net
  Assets......................     3.33%     3.25%     3.58%     2.34%     2.11%

---------------

(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets would have been 0.41%, 0.42%, 0.41%, 0.42% and 0.42%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniCash Shares and 0.66%, 0.67%, 0.66%, 0.67% and
    0.67%, respectively, for the years ended November 30, 1997, 1996, 1995, 1994 and 1993 for MuniCash Dollar Shares.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Municipal Fund for Temporary Investment (the "Company"), a Pennsylvania common law trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of two separate portfolios: MuniFund and MuniCash. The Intermediate Municipal Fund Portfolio was liquidated on April 21, 1997.

     Each portfolio has two classes of shares, one class being referred to as Dollar Shares. Dollar Shares and the other class of shares of each portfolio are identical in all respects, except that Dollar Shares are sold to institutions (Service Organizations) which provide support services to their customers who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held for the benefit of their customers. The Service Organization fee is charged to the earnings of the respective Dollar Shares. Expenses, other than the Service Organization fee, are allocated between the two classes based on their relative assets.

B. Significant accounting policies are as follows:

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

     Security Valuation -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

     Dividends to Shareholders -- Dividends from net income are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued less amortization of market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Federal Taxes -- No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

     Other -- Investment transactions are accounted for on the trade date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio of the Company are allocated among the Company's portfolios based on their relative average net assets.

C. Under agreements among the Company, PNC Bank, National Association ("PNC Bank") and PNC Institutional Management Corporation ("PIMC"), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian, and PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., is the Company's transfer agent.

     Provident Distributors, Inc. ("PDI") serves as the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

     The Company has entered into an Administration Agreement with PFPC and PDI (the "Administrators") for certain administrative services.

     In return for their advisory and administrative services, the Company pays PIMC and the Administrators each a fee, computed daily and payable monthly, based upon an annual percentage of the average daily net assets of the Company's portfolios, considered separately, as follows: .175% of the first $1 billion,
 .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

     If expenses borne by any portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the Administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

     The Administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the MuniFund Portfolio do not exceed .27% of its average net assets, and with respect to MuniCash, .18% of its average net assets.

     For the year ended November 30, 1997 the Administrators and PIMC voluntarily waived $994,573 of the advisory and administration fees payable to them with respect to MuniFund and $1,069,895 with respect to MuniCash.

     Service Organization fees of $11,733 were paid to affiliates of PNC Bank for the year ended November 30, 1997.

D. The Company's Declaration of Trust permits the trustees to authorize the issuance of an unlimited number of full and fractional units of beneficial interest ("shares") in the Company and to classify or reclassify any unissued shares into one or more additional series of shares.

                   Notes to Financial Statements (Concluded)

     Transactions in shares of the Company are summarized as follows:

                                                                     MUNIFUND PORTFOLIO
                                                        --------------------------------------------
                                                             YEAR ENDED              YEAR ENDED
                                                         NOVEMBER 30, 1997       NOVEMBER 30, 1996
                                                        --------------------    --------------------
Shares sold:
     MuniFund........................................       6,227,675,068           4,919,582,550
     MuniFund Dollar.................................         282,428,504             292,929,133
Shares issued in reinvestment of dividends:
     MuniFund........................................           3,196,915               2,752,159
     MuniFund Dollar.................................           1,794,142               1,424,910
Shares repurchased:
     MuniFund........................................      (6,224,270,348)         (5,112,510,337)
     MuniFund Dollar.................................        (278,230,783)           (239,428,125)
                                                        --------------------    --------------------
          Net increase (decrease) in shares..........          12,593,498            (135,249,710)
                                                        ====================    ====================

                                                                     MUNICASH PORTFOLIO
                                                        --------------------------------------------
                                                             YEAR ENDED              YEAR ENDED
                                                         NOVEMBER 30, 1997       NOVEMBER 30, 1996
                                                        --------------------    --------------------
Shares sold:
     MuniCash........................................       6,053,929,400           4,867,516,600
     MuniCash Dollar.................................         300,937,541             254,073,234
Shares issued in reinvestment of dividends:
     MuniCash........................................           5,097,511               4,710,660
     MuniCash Dollar.................................           2,632,564               2,035,849
Shares repurchased:
     MuniCash........................................      (5,942,903,293)         (4,912,328,000)
     MuniCash Dollar.................................        (255,013,290)           (256,006,969)
                                                        --------------------    --------------------
          Net increase (decrease) in shares..........         164,680,433             (39,998,626)
                                                        ====================    ====================

On November 30, 1997, two shareholders held approximately 39% of the outstanding shares of MuniFund and three shareholders held approximately 35% of the outstanding shares of MuniCash.

E. At November 30, 1997, capital loss carryovers, expiring at various times from 1998 to 2005, were available to offset possible future capital gains of the respective portfolios, as follows: MuniFund, $82,985 and MuniCash, $148,581.

F. At November 30, 1997, net assets consisted of the following:

                                                                        MUNIFUND       MUNICASH
                                                                      ------------   ------------
Paid-in capital.....................................................  $604,263,599   $547,918,617
Accumulated net realized loss on investments........................       (82,985)      (148,581)
                                                                      ------------   ------------
Total Net Assets....................................................  $604,180,614   $547,770,036
                                                                      ============   ============

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees
Municipal Fund for Temporary Investment:

     We have audited the statements of net assets of Municipal Fund for Temporary Investment (comprising, respectively, the MuniFund and MuniCash Portfolios) as of November 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included inspection of and confirmation by correspondence with the custodians of securities owned as of November 30, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Municipal Fund for Temporary Investment as of November 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                       KPMG Peat Marwick LLP

Philadelphia, PA
January 9, 1998

       Trustees
         G. Willing Pepper
           Chairman
         G. Nicholas Beckwith III
        Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson
       Officers
         G. Willing Pepper
           President
         Edward J. Roach
           Vice President and
       Treasurer
         W. Bruce McConnel, III
           Secretary
       Investment Adviser
         PNC Institutional Management
         Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
         PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428
       Distributor
         Provident Distributors, Inc.
        Four Falls Corporate Center
        6th Floor
        West Conshohocken, PA 19428
       Transfer Agent
         PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-009
                                                       MUNIFUND
                                                       MUNICASH

                                                 Investment Portfolios
                                                      Offered by
                                                  Municipal Fund for
                                                 Temporary Investment

                                               [PROVIDENT INSTITUTIONAL

                                                      FUND LOGO]

                                             Annual Report to Shareholders
                                                   November 30, 1997